Stockholders' Equity (Fair Value Assumptions) (Details)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Expected volatility, minimum (as a percent)	96.00%	93.00%
Expected volatility, maximum (as a percent)	99.00%	97.00%
Risk-free interest rate, minimum (as a percent)	1.74%	2.70%
Risk-free interest rate, maximum (as a percent)	2.59%	2.80%
Expected dividend yield (as a percent)	0.00%	0.00%
Minimum [Member]
Expected term	5 years	5 years
Maximum [Member]
Expected term	6 years	6 years